Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table presents information regarding our executive compensation pay relative to corporate performance of our principal executive officer (“PEO”), Mr. Courtney, and non‐PEO named executive officers (“Non-PEO NEOs”) for 2023, 2024 and 2025.

Pay Versus Performance
Year	Summary Compensation Table Total For PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total For non-PEO Named Executive Officers (1) ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers (1) (2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3) ($)	Net Income ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	908,283	996,245	617,988	662,493	133.80	30,848,000
2024	980,578	975,544	681,485	691,909	132.96	24,948,000
2025	1,065,419	1,087,309	710,991	721,503	139.60	23,913,000

_________________________

1.	The Non-PEO named executive officers for each applicable year include the following individuals: Richard A. McCarty and Michael J. Rodrigues.
2.

The dollar amounts reported represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

PEO Total Compensation Amount	$ 908,283	$ 980,578	$ 1,065,419
PEO Actually Paid Compensation Amount	$ 996,245	975,544	1,087,309
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation
Year	SCT-PEO ($)	Fair Value of Equity Awards Granted in the Year ($)	Fair Value of Equity Awards Granted in the Year at year- end ($)	Change during fiscal year in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	CAP ($)
2023	908,283	(101,633)	111,294	60,291	18,010	996,245
2024	980,578	(109,406)	132,620	(5,596)	(22,652)	975,544
2025	1,065,419	(200,564)	224,458	6,856	(8,860)	1,087,309

Non-PEO NEO Average Total Compensation Amount	$ 617,988	681,485	710,991
Non-PEO NEO Average Compensation Actually Paid Amount	$ 662,493	691,909	721,503
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	SCT-NEO ($)	Fair Value of Equity Awards Granted in the Year ($)	Fair Value of Equity Awards Granted in the Year at year end ($)	Change during fiscal year in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	CAP ($)
2023	617,988	(50,789)	55,617	30,456	9,221	662,493
2024	681,485	(116,584)	141,321	(2,805)	(11,508)	691,909
2025	710,991	(92,425)	103,436	5,084	(5,583)	721,503

3.

Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2022, and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.

Compensation Actually Paid vs. Total Shareholder Return

The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other named executive officers to our total shareholder and net income over three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 133.8	132.96	139.6
Net Income (Loss)	30,848,000	24,948,000	23,913,000
PEO Name				Mr. Courtney
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,294	132,620	224,458
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,291	(5,596)	6,856
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,633)	(109,406)	(200,564)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,010	(22,652)	(8,860)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,617	141,321	103,436
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,456	(2,805)	5,084
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,789)	(116,584)	(92,425)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,221	$ (11,508)	$ (5,583)